Goodwill - Summary of Allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 912	$ 1,037	$ 951
Richards Bay Minerals [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	474	552
Pilbara [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	351	389
Dampier Salt [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 87	$ 96